Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2023	2024
	$	$
At cost:
Machinery and equipment	11,149	11,036
Furniture and fixtures	79	79
Leasehold improvements	822	816
Motor vehicles	163	151

Total	12,213	12,082
Less: Accumulated depreciation and impairment	(11,812)	(11,747)
Less: Impairment loss	-	(335)

Property, plant and equipment, net	401	-

Depreciation expense incurred for the years ended March 31, 2022, 2023 and 2024 were $162, $209 and $159, respectively.

No impairment of property, plant and equipment was recognized during the years ended March 31, 2022 and 2023. For the year ended March 31, 2024, as the estimated undiscounted future cashflows are less than the carrying value of property, plant and equipment, an impairment loss of $335 is recognized. Income approach is used to measure the fair value of assets and liabilities. Impairment loss is recognized as the adverse changes in the business climate negatively impact the Group’s business operations.